Restricted Stock Grant (Details Textual) (Restricted Shares Agreement [Member], Chief Executive Officer [Member], USD $)	1 Months Ended
Sep. 30, 2011
Restricted Shares Agreement [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market Price Per Share On Date Of Restricted Shares Grant	$ 1.21
Share Based Compensation Arrangements By Share Based Payment Award Options Not Exercised	210,000
Stockholders' Equity Note, Stock Split	Mr. Ran may not sell, convey, transfer, pledge, encumber or otherwise dispose of the Restricted Shares until the earliest to occur of the following: (i) September 9, 2026, with respect to one-third of the Restricted Shares, September 9, 2027 with respect to an additional one-third of the Restricted Shares and September 9, 2028 with respect to the final one-third of the Restricted Shares; (ii) the date on which Mr. Rans employment is terminated by the Company for any reason other than for Cause (i.e., misconduct that is materially injurious to us monetarily or otherwise, including engaging in any conduct that constitutes a felony under federal, state or local law); or (iii) the date on which Mr. Rans employment is terminated on account of (A) his death; or (B) his disability, which, in the opinion of his personal physician and a physician selected by the Company prevents him from being employed with the Company on a full-time basis (each such date being referred to as a Risk Termination Date). If at any time prior to a Risk Termination Date Mr. Rans employment is terminated by the Company for Cause or by Mr. Ran voluntarily for any reason other than death or disability, Mr. Ran will forfeit that portion of the Restricted Shares which have not previously vested. Mr. Ran will have the power to vote the Restricted Shares and will be entitled to all dividends payable with respect to the Restricted Shares from the date the Restricted Shares are issued.
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	280,000